Summary of significant accounting policies, estimates and judgments	6 Months Ended
Apr. 30, 2023
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Summary of significant accounting policies, estimates and judgments

Note 2 Summary of significant accounting policies, estimates and judgments
The Condensed Financial Statements have been prepared using the same accounting policies and methods used in the preparation of our audited 2022 Annual Consolidated Financial Statements. Our significant accounting policies and future changes in accounting policies and disclosures that are not yet effective for us are described in Note 2 of our audited 2022 Annual Consolidated Financial Statements.